Convertible Promissory Notes - Schedule of Key Inputs and Assumptions (Details)	Dec. 31, 2024	Dec. 20, 2024
Share Price Measurement Input [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	2.11
Historical volatility for shares, measurement input [member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	49.04
Interest rate, measurement input [member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	4.17
Bottom of range [member] | Share Price Measurement Input [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		2.55
Bottom of range [member] | Historical volatility for shares, measurement input [member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		43.45
Bottom of range [member] | Interest rate, measurement input [member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		4.26
Top of range [member] | Share Price Measurement Input [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		3.03
Top of range [member] | Historical volatility for shares, measurement input [member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		46.3
Top of range [member] | Interest rate, measurement input [member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		4.4